Redeemable Convertible Preferred Stock - Additional Information (Detail) - USD ($)		1 Months Ended	12 Months Ended
	May 07, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Jun. 30, 2021
Temporary Equity [Line Items]
Derivative liabilities non current			$ 22,911,000	$ 11,379,000		$ 211,747,000
Class of warrants or rights outstanding			1,738,382	1,668,382		2,280,661
Common stock, shares authorized	79,000,000		79,000,000	79,000,000		79,000,000
Common stock, par or stated value per share	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Common stock voting rights	one vote		one vote
Preferred stock, shares authorized	62,072,064
Preferred stock, par or stated value per share	$ 0.0001
Shares issued, price per share					$ 10.00
Warrants and rights outstanding		$ 34,613,000
Amendment to Series C Two and Series C Preferred Stock Purchase Agreement [Member]
Temporary Equity [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						14,365,207
Warrants to Purchase Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Class of warrants or rights outstanding			1,362,771	1,362,771		1,358,777
Class of warrants or rights term						10 years
Warrants to Purchase Series B Redeemable Convertible Preferred Stock [Member] | Sixty Eight Thousand Of The Series B Redeemable Convertible Preferred Stock Warrants [Member]
Temporary Equity [Line Items]
Class of warrants or rights outstanding			68,000			68,000
Class of warrants or rights term			10 years
Warrants to Purchase Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Class of warrants or rights outstanding			70,000			616,984
Class of warrants or rights term			10 years			10 years
Class of warrants or rights issue price per warrant			$ 1.84
Common Stock Warrants [Member]
Temporary Equity [Line Items]
Class of warrants or rights outstanding			305,611	305,611		304,900
Class of warrants or rights issue price per warrant			$ 0.001			$ 0.001
Future Rights to Purchase C Two Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Fair value measurement with unobservable input reconciliation recurring basis liability unrealized gain loss			$ 11,532,000	$ 0
Minimum [Member] | Warrants to Purchase Series B Redeemable Convertible Preferred Stock [Member] | Sixty Eight Thousand Of The Series B Redeemable Convertible Preferred Stock Warrants [Member]
Temporary Equity [Line Items]
Class of warrant or right exercise price of warrants or rights			$ 0.001			0.001
Minimum [Member] | Warrants to Purchase Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Class of warrants or rights issue price per warrant						0.0001
Maximum [Member] | Warrants to Purchase Series B Redeemable Convertible Preferred Stock [Member] | Sixty Eight Thousand Of The Series B Redeemable Convertible Preferred Stock Warrants [Member]
Temporary Equity [Line Items]
Class of warrant or right exercise price of warrants or rights			$ 1.22			1.42
Maximum [Member] | Warrants to Purchase Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Class of warrants or rights issue price per warrant						1.84
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Notice period needed to be given by the holders of temporary equity for redemption			90 days
Series B Redeemable Convertible Preferred Stock [Member] | Minimum [Member]
Temporary Equity [Line Items]
Temporary equity lock in period			5 years
Percentage of holders of temporary equity to approve redemption			66.00%
Series C-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Derivative liabilities non current				11,379,000
Stock issued during period, shares, new issues		3,900,988
Common stock, par or stated value per share						$ 0.0001
Shares issued, price per share		$ 2.95
Stock issued during period, value, new issues		$ 11,500,000
Payments of stock issuance costs		$ 39,000
Class or warrants rights issued during the period		585,145
Class or warrants rights shares extinguised		3,900,988
Class of warrant or right exercise price of warrants or rights		$ 0.0001
Derivative liabilities		$ 23,152,000
Warrants and rights outstanding		$ 29,516,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		585,145
Series C-2 Redeemable Convertible Preferred Stock [Member] | Future Rights to Purchase C Two Redeemable Convertible Preferred Stock [Member] | Series C One Investors [Member]
Temporary Equity [Line Items]
Temporary equity shares subscribed but not issued value			$ 79,999,000	$ 79,999,000
Temporary equity shares subscribed but not issued shares			27,137,000	27,137,000
Temporary equity issue price per share predetermined			$ 2.94797	$ 2.94797
Warrants [Member]
Temporary Equity [Line Items]
Warrants and rights outstanding		$ 5,097,000
Redeemable Preferred Stock [Member]
Temporary Equity [Line Items]
Class of warrants or rights outstanding						1,290,777
Third Restatement Amendment [Member] | Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity dividend per share			0.044725
Third Restatement Amendment [Member] | Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity dividend per share			0.09828
Third Restatement Amendment [Member] | Series C-1 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity dividend per share			0.14740
Third Restatement Amendment [Member] | Series C-2 Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity dividend per share			$ 0.23584